NOTES PAYABLE – RELATED PARTY	9 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021
Debt Disclosure [Abstract]
NOTES PAYABLE – RELATED PARTY

NOTE 5: NOTES PAYABLE – RELATED PARTY

Beginning in October 2019, the Company entered into several loan agreements with a related party entity controlled by the former shareholder of Slinger Bag Canada. Total outstanding borrowings from this related party as of April 30, 2021 amounted to $6,220,000, which was gross of total discounts of $76,777 and consisted of the following:

Note date	Maturity date	Interest rate	April 30, 2021
6/1/2019	6/1/2021	9.5%	$1,700,000
6/30/2020	6/30/2021	9.5%	120,000
8 notes from 10/2019 – 8/2020	9/1/2021	9.5%	3,850,000
9/15/2020	9/15/2021	9.5%	250,000
11/24/2020	11/24/2021	9.5%	300,000
Total notes payable			$6,220,000

On May 26, 2021, the Company and the related party lender entered into a note conversion agreement (the “Note Conversion Agreement”) whereby the related party lender agreed to convert its total outstanding borrowings as of that date of $6,220,000 into 1,636,843 shares of the Company’s common stock. The Note Conversion Agreement contains a guarantee that the aggregate gross sales of the shares by the related party will be no less than $6,220,000 over the next three years and if the aggregate gross sales are less than $6,220,000 the Company will issue additional shares of common stock to the related party for the difference between the total gross proceeds and $6,220,000, which could result in an infinite number of shares being required to be issued.

The Company evaluated the conversion option of the notes payable to shares under the guidance in ASC 815, Derivatives and Hedging (“ASC 815”), and determined the conversion option qualified for equity classification. The Company also evaluated the profit guarantee under ASC 815 and determined it to be a make-whole provision, which is an embedded derivative within the host instrument. As the economic characteristics of the make-whole provision are dissimilar to the host instrument, the profit guarantee was bifurcated from the host instrument and stated as a separate derivative liability, which is marked to market at the end of each reporting period with the non-cash gain or loss recorded in the period as a gain or loss on derivative.

On the date of conversion the Company recognized a $5,118,435 loss on extinguishment of debt, which represented the difference between the $6,220,000 in notes payable that were converted and the fair value of the shares issued of $6,220,003, which were recorded in shares issued for conversion of notes payable – related party within shareholders’ equity, the derivative liability of $5,052,934, which was valued using a Black-Scholes option pricing model, and the write-off of the unamortized debt discount of $65,498. Amortization of the debt discounts during the three months ended July 31, 2021, prior to the notes’ conversion, was $11,279, which was recorded in amortization of debt discounts in the accompanying consolidated statements of operations.

Per the terms of the Note Conversion Agreement the accrued interest related to the notes payable was not converted into shares and is still due to the related party. The Company and the related party agreed that interest will continue to accrue on the outstanding accrued interest at a rate of 9.5% per annum and will be paid in full by May 25, 2022.

On July 23, 2021, the Company entered into a loan agreement with its related party lender for borrowings of $500,000. The loan is to be repaid within 30 days of receipt and shall bear interest at a rate of 12% per annum.

On August 4, 2021, the Company entered into a loan agreement with its related party lender for borrowings of $500,000. The loan is to be repaid within 30 days of receipt and shall bear interest at a rate of 12% per annum.

On August 11, 2021, the Company repaid the outstanding principal and interest to its related party lender for the July 23, 2021 loan of $500,000 and the August 4, 2021 loan of $500,000.

On August 31, 2021, the Company’s related party lender canceled the guarantee in the Note Conversion Agreement that the aggregate gross sales of its converted shares will be no less than $6,220,000. In connection with the elimination of the profit guarantee the derivative liability ceased to exist at that time. On August 31, 2021, the fair value of the derivative liability was remeasured using a Black-Scholes option pricing model and determined to be $2,185,185. The change in fair value of the derivative through August 31, 2021, was recognized as a gain on change in fair value of derivatives of $2,867,749 for the nine months ended January 31, 2022, and the remaining value of the derivative of $2,185,185 was reclassified to additional paid-in capital as part of shareholders’ equity during the three months ended October 31, 2021 due to the related party nature of the transaction.

On January 14, 2022, the Company entered into two loan agreements with Yonah Kalfa and Naftali Kalfa, each for $1,000,000, pursuant to which the Company received a total amount of $2,000,000. The loans bear interest at a rate of 8% per annum and are required to be repaid in full by April 30, 2022 or such other date as may be accepted by the lenders. The Company is not permitted to make any distribution or pay any dividends unless or until the loans are repaid in full.

There was $2,000,000 in outstanding borrowings from related parties as of January 31, 2022. Interest expense related to the related parties for the three months ended January 31, 2022 and 2021 amounted to $28,167 and $137,480, respectively. Interest expense related to related parties for the nine months ended January 31, 2022 and 2021 amounted to $106,895 and $454,029, respectively. Accrued interest due to related parties as of January 31, 2022 and April 30, 2021 amounted to $850,092 and $747,636, respectively.

NOTE 5: NOTE PAYABLE - RELATED PARTY

On October 1, 2019, the Company entered into a loan agreement with a related party entity controlled by the former shareholder of Slinger Bag Canada for borrowings of $500,000 bearing interest at 12% per annum. All principal and accrued interest were due on demand under the original agreement. On December 13, 2019, the Company entered into an Amended and Restated Loan Agreement making all principal and accrued interest due on July 15, 2020, which was later amended to extend the due date to September 1, 2021.

On December 3, 2019, the Company entered into a loan agreement with the same related party for borrowings of $500,000 bearing interest at 12% per annum. All principal and accrued interest were due on demand under the original agreement. On December 13, 2019, the Company entered into an Amended and Restated Loan Agreement increasing the interest rate earned from 12% to 24% per annum and making all principal and accrued interest due on July 15, 2020, which was later amended to extend the due date to September 1, 2021.

On December 11, 2019, the Company entered into a loan agreement with the same related party for borrowings of $700,000 bearing interest at 24% per annum. All principal and accrued interest were due on July 15, 2020. On July 8, 2020, the terms of the debt were amended to extend the due date to January 8, 2021, which was later amended to extend the due date to September 1, 2021.

On January 6, 2020, the Company entered into a loan agreement with the same related party for borrowings of $200,000 bearing interest at 24% per annum. All principal and accrued interest were due on January 8, 2021, which was later amended to extend the due date to September 1, 2021.

On February 28, 2020, the Company entered into a loan agreement with the same related party for borrowings of $200,000 bearing interest at 24% per annum. All principal and accrued interest were due on February 28, 2021, which was later amended to extend the due date to September 1, 2021.

On May 12, 2020 and July 3, 2020, the Company entered into loan agreements with the same related party for borrowings of $1,000,000 and $500,000, respectively, bearing interest at 24% per annum. All principal and accrued interest were due on August 31, 2020 and July 3, 2021, respectively, which was later amended to extend the due date to September 1, 2021.

On July 8, 2020, the Company entered into a Purchase Order Financing Agreement (“PO Financing Agreement”) whereby $1,900,000 of the total $3,600,000 in outstanding debt due to the related party as of the date of the agreement was labeled as inventory financing (“PO Financing Amount”). The PO Financing Amount, along with any accrued interest, is due in full no later than six months from the effective date of the PO Financing Agreement, which was later amended to extend the due date to September 1, 2021. The outstanding balance of the PO Financing Agreement bears interest at a rate of 2% per month. The Company agreed to repay the PO Financing Amount together with any accrued, but unpaid, interest thereon out of proceeds from the sale of its products, licensing activities, revenue to be generated from operations and/or amounts received by the Company from investors, lenders, financiers, financing sources or other persons before making payments of any other nature (including dividends and distributions), except for payments required to finance the Company’s operations.

On August 10, 2020, the Company entered into a loan agreement with the same related party for borrowings of $250,000 under the PO Financing Agreement bearing interest at 24% per annum. All principal and accrued interest were due on August 10, 2021, which was later amended to extend the due date to September 1, 2021.

On September 7, 2020, the outstanding debt from the existing related party lender was amended to reduce the interest rate to 9.5% per annum on all outstanding loans, including the PO Financing Agreement, effective the date of the agreement. As consideration for agreeing to reduce the interest rate, the Company issued the related party warrants to purchase 2,500,000 shares of the Company’s common stock at an exercise of $0.001 per share. The warrants vested immediately and have a contractual life of 10 years. The amendment of the outstanding debt was treated as an extinguishment of the debt and therefore the value of the warrants issued to the lender of $1,999,487 was expensed as a loss on extinguishment of debt during the year ended April 30, 2021.

On September 8, 2020, the related party lender agreed to extend the due date of all outstanding loans to September 1, 2021.

On September 15, 2020, the Company entered into a loan agreement with the same related party for borrowings of $250,000 bearing interest at 9.5% per annum and due in full on September 15, 2021. In connection with the loan, the Company issued warrants to the related party lender to purchase 125,000 shares of the Company’s common stock at an exercise price of $0.001 per share. The warrants vested immediately and have a contractual life of 10 years. The note was discounted by $70,130 allocated from the valuation of the warrants issued. The discount recorded on the note is being amortized through the maturity date, which amounted to $43,615 and zero for the years ended April 30, 2021 and 2020, respectively, and is recorded in amortization of debt discount on the statement of operations. As of April 30, 2021, the remaining discount was $26,515.

On November 24, 2020, the Company entered into a loan agreement with the same related party for borrowings of $300,000 bearing interest at 9.5% per annum and due in full on November 24, 2021. In connection with the loan, the Company issued warrants to the related party lender to purchase 125,000 shares of the Company’s common stock at an exercise price of $0.001 per share. The warrants vested immediately and have a contractual life of 10 years. This note was discounted by $88,201 allocated from the valuation of the warrants issued. The discount recorded on the note is being amortized through the maturity date, which amounted to $37,939 and zero for the years ended April 30, 2021 and 2020, respectively, and is recorded in amortization of debt discount on the statement of operations. As of April 30, 2021, the remaining discount was $50,262.

On December 3, 2020, Mont-Saic Investments LLC (“Mont-Saic”) entered into an Assignment and Conveyance Agreement with 2490585 Ontario Inc., the Company’s existing related party lender. In connection with the agreement, Mont-Saic sold its full right, title and interest in its outstanding notes payable amounting to $1,820,000, which consisted of a $1,700,000 note payable (see Note 6) and a $120,000 note payable (see Note 7), to 2490585 Ontario Inc., along with the 1,216,560 shares of common stock previously issued to Mont-Saic in connection with the debt agreement and the rights to receive the remaining 6,921,299 shares issuable. Subsequent to this point in time, the outstanding debt of $1,820,000 and all accrued interest is payable to 2490585 Ontario Inc., and future interest will accrue at a rate of 9.5% per annum consistent with the rate being charged on their other outstanding debt. The scheduled maturity date of the debt remains unchanged and is due June 1, 2021. As of April 30, 2021, there remain 6,921,299 shares issuable related to this note.

Total outstanding borrowings from this related party as of April 30, 2021 and 2020 amounted to $6,220,000 and $2,100,000, respectively. The outstanding amount is net of total discounts of $76,777 for a net book value of $6,143,223 as of April 30, 2021.

Interest expense related to this related party for the year ended April 30, 2021 and 2020 amounted to $608,668 and $171,918, respectively. Accrued interest due to the related party amounted to $747,636 and $138,967 as of April 30, 2021 and 2020, respectively.

On March 25, 2021, the Company entered into a loan agreement with a different related party for borrowings of $1,000,000 bearing interest at 1% per annum and due in full on April 25, 2021. The Company repaid the loan in full at maturity and there were no outstanding borrowings as of April 30, 2021.